Document and Entity Information	12 Months Ended
Feb. 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jan. 25, 2013
Registrant Name	DoubleLine Funds Trust
Central Index Key	0001480207
Amendment Flag	false
Document Creation Date	Jan. 25, 2013
Document Effective Date	Feb. 01, 2013
Prospectus Date	Feb. 01, 2013